John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group TM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211
Phone: 913.660.0778   Fax: 913.660.9157
 john.lively@1940actlawgroup.com

April 4, 2017 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: Capital Management Investment Trust (the “Trust”) (File Nos. 33-85242 and 811-08822)
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on March 30, 2017 (Accession No. 0001398344-17-004152) for the Capital Management Small-Cap Fund, Capital Management Mid-Cap Fund and the Wellington Shields All-Cap Fund (the “Funds”) each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.